                           CLASS A AND B SHARES OF:

                          AIM DEVELOPING MARKETS FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Developing Markets Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

                           ADVISOR CLASS SHARES OF:

                          AIM DEVELOPING MARKETS FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Developing Markets Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

                            CLASS A AND B SHARES OF:

                         AIM EMERGING MARKETS DEBT FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-administration responsibility for AIM Investment Funds' AIM Emerging Markets Debt Fund (the "Fund") and sub-advisory and sub-administration responsibility for Emerging Markets Debt Portfolio (the "Portfolio") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund and the Portfolio. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Portfolio or the personnel providing such services.

Effective January 1, 1999, the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 17 of the Prospectus:


                      RESPONSIBILITIES FOR         BUSINESS EXPERIENCE
 NAME/OFFICE                THE FUND                  PAST FIVE YEARS
 -----------                --------                  ---------------
Craig Munro            Portfolio Manager      Head of Emerging Markets Fixed
  London                  since 1998          Income and Portfolio Manager for
                                              INVESCO Asset Management Ltd.
                                              since December 1998.  Portfolio
                                              Manager for INVESCO (NY), Inc.
                                              from August 1997 to December
                                              1998.  Vice President and Senior
                                              Analyst in the Emerging Markets
                                              Group of the Global Fixed Income
                                              Division of Merrill Lynch Asset
                                              Management from 1993 to August
                                              1997.
John Cleary            Portfolio Manager      Director, Emerging Markets Fixed
  London                  since 1999          Income and Portfolio Manager for
                                              INVESCO Asset Management Ltd.
                                              since December 1998.  Employed
                                              by West Merchant Bank, Ltd. as
                                              Manager of a global emerging
                                              markets fixed income fund from
                                              1997 to 1998.  Completed the
                                              investment management program at
                                              the London Business School in
                                              1996.  Received a B.Sc in
                                              management from the London
                                              School of Economics and Political
                                              Science in 1994.

                           ADVISOR CLASS SHARES OF:

                         AIM EMERGING MARKETS DEBT FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-administration responsibility for AIM Investment Funds' AIM Emerging Markets Debt Fund (the "Fund") and sub-advisory and sub-administration responsibility for Emerging Markets Debt Portfolio (the "Portfolio") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund and the Portfolio. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Portfolio or the personnel providing such services.

Effective January 1, 1999, the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 17 of the Prospectus:


                      RESPONSIBILITIES FOR         BUSINESS EXPERIENCE
 NAME/OFFICE                THE FUND                  PAST FIVE YEARS
 -----------                --------                  ---------------
Craig Munro            Portfolio Manager      Head of Emerging Markets Fixed
  London                  since 1998          Income and Portfolio Manager for
                                              INVESCO Asset Management Ltd.
                                              since December 1998.  Portfolio
                                              Manager for INVESCO (NY), Inc.
                                              from August 1997 to December
                                              1998.  Vice President and Senior
                                              Analyst in the Emerging Markets
                                              Group of the Global Fixed Income
                                              Division of Merrill Lynch Asset
                                              Management from 1993 to August
                                              1997.
John Cleary            Portfolio Manager      Director, Emerging Markets Fixed
  London                  since 1999          Income and Portfolio Manager for
                                              INVESCO Asset Management Ltd.
                                              since December 1998.  Employed
                                              by West Merchant Bank, Ltd. as
                                              Manager of a global emerging
                                              markets fixed income fund from
                                              1997 to 1998.  Completed the
                                              investment management program at
                                              the London Business School in
                                              1996.  Received a B.Sc in
                                              management from the London
                                              School of Economics and Political
                                              Science in 1994.

                            CLASS A AND B SHARES OF:

                       AIM GLOBAL GOVERNMENT INCOME FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Global Government Income Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

Effective January 1, 1999, the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 13 of the Prospectus:

                       RESPONSIBILITIES FOR          BUSINESS EXPERIENCE
   NAME/OFFICE              THE FUND                    PAST 5 YEARS
   -----------              --------                    ------------
Thomas J. Berger        Portfolio Manager       Director and Head of the Global Fixed
     London                 since 1999          Income Group, for INVESCO Asset
                                                Management Ltd. since 1997.  Director
                                                of Mercury Asset Management plc
                                                from 1993 to 1997.
Paul Griffiths          Portfolio Manager       Director, Head of Global Fixed Income
     London                since 1999           Team and Portfolio Manager for
                                                INVESCO  Asset Management Ltd.
                                                since June 1997.  Portfolio Manager
                                                from 1994 to 1997.  Global Bond Fund
                                                Manager for Lazard Investors from
                                                1993 to 1994.
David B. Hughes         Portfolio Manager       Director, Global Fixed Income Group
    London                  since 1998          and Portfolio Manager of INVESCO
                                                Asset Management Ltd. since
                                                December 1998.  Head of Global
                                                Fixed Income, North America, and
                                                Portfolio Manager for INVESCO (NY),
                                                Inc. from January 1998 to December
                                                1998.  Senior Portfolio Manager for
                                                Global/International Fixed Income for
                                                INVESCO (NY), Inc. from July 1995 to
                                                December 1997.  Employed by
                                                Chancellor Capital from July 1995 to
                                                October 1996.  Assistant Vice
                                                President of Fiduciary Trust Company
                                                International from 1994 to 1995.
                                                Assistant Treasurer at the Bankers
                                                Trust Company from 1991 to 1994.

                           ADVISOR CLASS SHARES OF:

                       AIM GLOBAL GOVERNMENT INCOME FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Global Government Income Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

Effective January 1, 1999, the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 13 of the Prospectus:

                       RESPONSIBILITIES FOR          BUSINESS EXPERIENCE
   NAME/OFFICE              THE FUND                    PAST 5 YEARS
   -----------              --------                    ------------
Thomas J. Berger        Portfolio Manager       Director and Head of the Global Fixed
     London                 since 1999          Income Group, for INVESCO Asset
                                                Management Ltd. since 1997.  Director
                                                of Mercury Asset Management plc
                                                from 1993 to 1997.
Paul Griffiths          Portfolio Manager       Director, Head of Global Fixed Income
     London                since 1999           Team and Portfolio Manager for
                                                INVESCO  Asset Management Ltd.
                                                since June 1997.  Portfolio Manager
                                                from 1994 to 1997.  Global Bond Fund
                                                Manager for Lazard Investors from
                                                1993 to 1994.
David B. Hughes         Portfolio Manager       Director, Global Fixed Income Group
    London                  since 1998          and Portfolio Manager of INVESCO
                                                Asset Management Ltd. since
                                                December 1998.  Head of Global
                                                Fixed Income, North America, and
                                                Portfolio Manager for INVESCO (NY),
                                                Inc. from January 1998 to December
                                                1998.  Senior Portfolio Manager for
                                                Global/International Fixed Income for
                                                INVESCO (NY), Inc. from July 1995 to
                                                December 1997.  Employed by
                                                Chancellor Capital from July 1995 to
                                                October 1996.  Assistant Vice
                                                President of Fiduciary Trust Company
                                                International from 1994 to 1995.
                                                Assistant Treasurer at the Bankers
                                                Trust Company from 1991 to 1994.

                            CLASS A AND B SHARES OF:

                        AIM GLOBAL GROWTH & INCOME FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Global Growth & Income Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

                           ADVISOR CLASS SHARES OF:

                        AIM GLOBAL GROWTH & INCOME FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Global Growth & Income Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

                            CLASS A AND B SHARES OF:

                         AIM LATIN AMERICAN GROWTH FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Latin American Growth Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 13 of the Prospectus:

                       Responsibilities for             Business Experience
Name/Office                  the Fund                      Past 5 Years
-----------                  --------                      ------------
David Manuel            Portfolio Manager            Portfolio Manager for INVESCO
  London                  since 1997                 Asset Management Ltd. since
                                                     November 1997. Investment
                                                     Analyst and Portfolio Manager
                                                     for Abbey Life Investment Services
                                                     Ltd. (Bournemouth) from 1987 to 1997,
                                                     and Head of Latin American Equities
                                                     from 1994 to 1997.

                           ADVISOR CLASS SHARES OF:

                         AIM LATIN AMERICAN GROWTH FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998


Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Latin American Growth Fund (the "Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Fund or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 13 of the Prospectus:

                       Responsibilities for             Business Experience
Name/Office                  the Fund                      Past 5 Years
-----------                  --------                      ------------
David Manuel            Portfolio Manager            Portfolio Manager for INVESCO
  London                  since 1997                 Asset Management Ltd. since
                                                     November 1997. Investment
                                                     Analyst and Portfolio Manager
                                                     for Abbey Life Investment Services
                                                     Ltd. (Bournemouth) from 1987 to 1997,
                                                     and Head of Latin American Equities
                                                     from 1994 to 1997.

                            CLASS A AND B SHARES OF:

                           AIM EMERGING MARKETS FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998,
                       as supplemented September 28, 1998


This supplement supersedes and replaces in its entirety the supplement dated September 28, 1998.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Emerging Markets Fund ("Emerging Markets Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Emerging Markets Fund or the personnel providing such services.

The Board of Trustees of AIM Investment Funds unanimously approved, on September 23, 1998, a Plan of Reorganization and Termination ("Plan") pursuant to which Emerging Markets Fund, a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), another series of AIM Investment Funds. As a result of the transaction, shareholders of Emerging Markets Fund would receive shares of Developing Markets Fund in exchange for their shares of Emerging Markets Fund, and Emerging Markets Fund would cease operations. Developing Markets Fund seeks long-term capital appreciation and, secondarily seeks income to the extent consistent with capital appreciation. While Developing Markets Fund may invest more extensively in debt securities (up to 50% of its assets) than Emerging Markets Fund, like Emerging Markets Fund,
Developing Markets Fund invests primarily in securities of issuers located in emerging markets.

The Plan requires the approval of Emerging Markets Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Emerging Markets Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                           ADVISOR CLASS SHARES OF:

                           AIM EMERGING MARKETS FUND

                       Supplement dated December 14, 1998
                   to the Prospectus dated September 8, 1998,
                       as supplemented September 28, 1998


This supplement supersedes and replaces in its entirety the supplement dated September 28, 1998.

Effective December 14, 1998, sub-advisory and sub-administration responsibility for AIM Investment Funds' AIM Emerging Markets Fund ("Emerging Markets Fund") will be transferred from INVESCO (NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Fund. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to Emerging Markets Fund or the personnel providing such services.

The Board of Trustees of AIM Investment Funds unanimously approved, on September 23, 1998, a Plan of Reorganization and Termination ("Plan") pursuant to which Emerging Markets Fund, a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), another series of AIM Investment Funds. As a result of the transaction, shareholders of Emerging Markets Fund would receive shares of Developing Markets Fund in exchange for their shares of Emerging Markets Fund, and Emerging Markets Fund would cease operations. Developing Markets Fund seeks long-term capital appreciation and, secondarily seeks income to the extent consistent with capital appreciation. While Developing Markets Fund may invest more extensively in debt securities (up to 50% of its assets) than Emerging Markets Fund, like Emerging Markets Fund,
Developing Markets Fund invests primarily in securities of issuers located in emerging markets.

The Plan requires the approval of Emerging Markets Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Emerging Markets Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.